Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of goodwill

(1)	Goodwill as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		358,443	358,443
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.		1,155,037	1,155,037
Other goodwill		129,814	118,847

	￦	2,949,530	2,938,563

Details of the changes in goodwill
(3)	Details of the changes in goodwill for the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	2019		2018
Beginning balance	￦	2,938,563	1,915,017
Acquisition		30,962	1,206,702
Disposal		—	(807)
Impairment loss(*1,2)		(21,065)	(166,838)
Other		1,070	(15,511)

Ending balance	￦	2,949,530	2,938,563

(*1)	Goodwill related to LIFE DESIGN COMPANY Inc. of DREAMUS COMPANY (formerly, IRIVER LIMITED).

(*2) Goodwill related to Syrup Ad of Incross Co., Ltd.
Summary of estimated recoverable amount of the CGU	The following table shows the amount by which these two assumptions would need to be changed to individually for the estimated recoverable amount of the CGU to be equal to the carrying amount.

2019
Annual discount rate	7.31%
Annual growth rate applied for the cash flows expected to be incurred after five years	0.97%